Commitments and Contingencies - Schedule of Contractual Obligations and Commercial Commitments (Details) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total	¥ 86,433	$ 11,842
Less than 1 Year [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total	81,633
1 – 3 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total	4,800
3 – 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total
More than 5 Years [Member]
Schedule of Contractual Obligations and Commercial Commitments [Line Items]
Total